Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies
8. Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company believes there is no litigation pending or loss contingencies that could have, either individually or in the aggregate, a material impact on the Company’s condensed consolidated financial statements.
The Company enters into contracts in the normal course of business with third-party contract organizations for clinical trials, preclinical studies, manufacturing and other services and products for operating purposes. These contracts generally provide for termination following a certain period after notice and therefore the Company believes that its non-cancelable
obligations under these agreements are not material.

11. Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company believes there is no litigation pending or loss contingencies that could have, either individually or in the aggregate, a material impact on the Company’s consolidated financial statements.
The Company enters into contracts in the normal course of business with third-party contract organizations for clinical trials, preclinical studies, manufacturing and other services and products for operating purposes. These contracts generally provide for termination following a certain period after notice and therefore the Company believes that its non-cancelable
obligations under these agreements are not material.

IKENA ONCOLOGY INC
Commitments and Contingencies
8. Commitments and Contingencies
Leases
The Company’s commitments under its leases are described in Note 13 Lease Obligations, to the consolidated financial statements in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2024. There have been no material changes to the Company’s leases during the three and six months ended June 30, 2025.
License Agreements
The Company is party to various agreements, principally relating to licensed technology, that require future payments relating to milestones not met as of June 30, 2025 or royalties on future sales of specified products that have not yet occurred as of June 30, 2025.
Contingent Value Rights
In connection with the acquisition of Pionyr Immunotherapeutics, Inc. (“Pionyr”) on August 4, 2023, the Company issued one CVR to former Pionyr stockholders for each share of Pionyr stock held at closing (each, a “Pionyr CVR,” and collectively, the “Pionyr CVRs”). Each Pionyr CVR entitles the holder to receive 50% of net proceeds, outside of royalties, for any potential monetization of Pionyr legacy programs within two years. The Company accounts for the Pionyr CVRs as a contingent liability. As of June 30, 2025 and December 31, 2024, the Company did not record a liability for contingent payments that would be payable under the Pionyr CVRs as receipt of such payments was not considered probable or estimable.
Legal Proceedings and Other Contingencies
From time to time, the Company may become involved in litigation or other legal proceedings. The Company is not currently a party to any litigation or legal proceedings that, in the opinion of management, are probable to have a material adverse effect on our business.
In connection with the proposed merger, two actions have been filed against the Company and its board of directors in the Supreme Court for the State of New York, County of New York, captioned Smith v. Ikena Oncology, Inc., et al., No. 653576/2025 (filed June 12, 2025) and Kent v. Ikena Oncology, Inc., et al.,

No. 653588/2025 (filed June 13, 2025) (collectively, the “Complaints”). The Complaints allege that the defendants filed or caused to be filed a materially incomplete and misleading registration statement with the SEC and asserts claims under New York common law for negligent misrepresentation and concealment and negligence. In addition, the Company and its board of directors have received five additional demands from purported stockholders seeking additional disclosures in the registration statement (collectively, the “Demands”).
The Company cannot predict the outcome of the Complaints or the Demands. The Company believes that the Complaints and the Demands are without merit, and the Company and the individual defendants intend to vigorously defend against the Complaints and the Demands and any subsequently filed similar actions. If additional similar complaints are filed or demands are received, absent new or significantly different allegations, the Company will not necessarily disclose such additional filings or demands.
Regardless of outcome, litigation can have an adverse impact on our business, financial condition, results of operations and prospects because of defense and settlement costs, diversion of management resources and other factors.

15. COMMITMENTS AND CONTINGENCIES
Leases
The Company’s commitments under its leases are described in Note 13.
License Agreements
UT Austin
The Company had an exclusive patent license agreement (the “UT Austin License”) entered into in 2015, to license certain technologies and intellectual property rights from the University of Texas at Austin (the “University”), an entity affiliated with a director of the Company at the time of the agreement. The Company was required to pay License Maintenance fees annually of less than $0.1 million. Additionally, the Company would have been required to make additional milestone payments to the University upon meeting certain development milestones in the aggregate of $4.7 million during the term of the UT Austin License, and to pay the University royalties as defined in the UT Austin License on any commercialized product sales related to the licensed technology in a percentage in the low single digits. The Company was also responsible for reimbursing the University for certain patent-related costs incurred on its behalf. A Notice of Termination was sent by the Company in March 2024 and the UT Austin License was terminated as of June 27, 2024, at which time all assets were returned to the University and no further costs will be incurred by the Company in connection with the UT Austin License.
Arrys
The Company acquired
in-process
research and development in 2018 on an Arrys Therapeutics, Inc.’s (“Arrys”) immune-oncology candidate based on the intellectual property associated with Arrys’ AskAt License as part of the Company’s acquisition of Arrys. The AskAt License was intended to be used by the Company in its future development of therapeutic drug candidates for eventual clinical development and commercialization. The Company would have been obligated to make milestone payments to AskAt upon meeting certain development and sales milestones during the term of the AskAt License as well as royalties on any commercialized product sales related to the licensed technology. The AskAt Agreement was terminated as of March 20, 2024 and all assets were returned to AskAt. No further costs will be incurred by the Company in connection with the AskAt License.
Other Agreements
The Company is also party to various agreements, principally relating to licensed technology, that require future payments relating to milestones not met as of December 31, 2024 or royalties on future sales of specified products that have not yet occurred as of December 31, 2024.
Contingent Value Rights
In connection with the acquisition of Pionyr on August 4, 2023, the Company issued one Pionry CVR to the former Pionyr stockholders for each share of Pionyr stock held at closing (see Note 9). The Pionyr CVR entitles the holder to receive 50% of net proceeds, outside of royalties, for any potential monetization of Pionyr legacy programs within two years. As of December 31, 2024 and 2023, the contingent consideration cannot be reasonably estimated, and the contingency was not resolved.